Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of intangible assets

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At January 1, 2023	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At December 31, 2023	16,316	2,291	110	18,717
Acquisition	3,068	–	–	3,068
At June 30, 2024 (unaudited)	19,384	2,291	110	21,785

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At January 1, 2023	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
At December 31, 2023	13,378	2,291	107	15,776
Amortisation charge for the period	–	–	1	1
At June 30, 2024 (unaudited)	13,378	2,291	108	15,777
Net book value
At June 30, 2024 (unaudited)	6,006	–	2	6,008
At December 31,2023	2,938	–	3	2,941

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Transfer from property, plant and equipment	–	–	122	122
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At 31 December 2023	16,316	2,291	110	18,717

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Amortisation charge for the year	–	–	3	3
Transfer from property, plant and equipment	–	–	113	113
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
Disposal	–	–	–	–
At 31 December 2023	13,378	2,291	107	15,776
Net book value
At 31 December 2023	2,938	–	3	2,941
At 31 December 2022	–	–	6	6
At 31 December 2021	–	–	–	–

Schedule of individual intangible assets

	Carrying amount		Remaining amortisation period
	June 30, 2024 unaudited £’000	December 31, 2023 £’000	June 30, 2024 unaudited £’000	December 31, 2023 £’000
MTX228 tolimidone acquired IPRD*	2,938	2,938	n/a	n/a
MTX230 eRapa acquired IPRD*	3,068	–	n/a	n/a

*asset is not yet in use and has not started amortising

	Carrying amount			Remaining amortisation period
	2023 £’000	2022 £’000	2021 £’000	2023 (years)	2022 (years)	2021 (years)
MTX228 tolimidone acquired IPRD*	2,938	–	–	n/a	n/a	n/a

Schedule of purchase on intangible assets

	$’000	£’000
378,163 ADSs issued at market value	274	219
Promissory note forgiven	250	197
Historical liabilities settled	820	655
Quarterly payment obligation	2,494	1,997
Recognised as intangible asset purchase (unaudited)	3,838	3,068

	$’000	£’000
Cash paid to Adhera	300	237
100,356 ADSs, valued at the Offer price issued to Adhera Loan Noteholders	201	159
899,642 Pre-funded warrants at the Offering price issued to Adhera Loan Noteholders	1,799	1,422
708,856 ADSs at the Offer price issued to Melior	1,418	1,120
Recognised as intangible asset purchase	3,718	2,938